Securities - Summary of Residual Term to Contractual Maturity of Financial Instruments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 56,099	$ 53,997
Securities measured at amortized cost	52,484	35,159
Securities mandatorily measured and designated at FVTPL	67,296	72,245
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	32,194	39,040
Total financial securities	175,879	161,401
Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	10,639	8,340
Securities measured at amortized cost	2,212	1,668
Securities mandatorily measured and designated at FVTPL	$ 10,822	$ 8,452
Debt securities measured at FVOCI, yield	3.60%	0.90%
Securities measured at amortized cost, yield	1.80%	1.20%
Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 17,452	$ 14,189
Securities measured at amortized cost	14,472	12,020
Securities mandatorily measured and designated at FVTPL	$ 8,634	$ 10,334
Debt securities measured at FVOCI, yield	3.60%	2.00%
Securities measured at amortized cost, yield	3.50%	1.80%
U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 11,959	$ 14,127
Securities measured at amortized cost	26,851	12,874
Securities mandatorily measured and designated at FVTPL	$ 5,206	$ 4,935
Debt securities measured at FVOCI, yield	1.70%	0.50%
Securities measured at amortized cost, yield	1.50%	1.30%
Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 7,038	$ 6,775
Securities measured at amortized cost	1,181	695
Securities mandatorily measured and designated at FVTPL	$ 3,488	$ 4,031
Debt securities measured at FVOCI, yield	2.80%	0.70%
Securities measured at amortized cost, yield	1.70%	1.10%
Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 1,163	$ 1,545
Securities measured at amortized cost	3,637	3,412
Securities mandatorily measured and designated at FVTPL	$ 2,878	$ 1,957
Debt securities measured at FVOCI, yield	3.30%	1.40%
Securities measured at amortized cost, yield	1.90%	1.60%
Asset backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 359	$ 352
Securities measured at amortized cost	490	309
Securities mandatorily measured and designated at FVTPL	$ 985	$ 333
Debt securities measured at FVOCI, yield	5.50%	1.30%
Securities measured at amortized cost, yield	4.40%	2.30%
Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 6,967	$ 7,833
Securities measured at amortized cost	3,641	4,181
Securities mandatorily measured and designated at FVTPL	$ 3,611	$ 3,999
Debt securities measured at FVOCI, yield	3.20%	0.50%
Securities measured at amortized cost, yield	2.70%	1.30%
Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 55,577	$ 53,161
Securities mandatorily measured and designated at FVTPL	35,624	$ 34,041
Within 1 year [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	6,837
Total financial securities	29,374
Within 1 year [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	2,222
Securities mandatorily measured and designated at FVTPL	$ 2,850
Debt securities measured at FVOCI, yield	2.90%
Within 1 year [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 842
Securities measured at amortized cost	1,102
Securities mandatorily measured and designated at FVTPL	$ 1,294
Debt securities measured at FVOCI, yield	1.70%
Securities measured at amortized cost, yield	4.00%
Within 1 year [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 3,524
Securities measured at amortized cost	4,430
Securities mandatorily measured and designated at FVTPL	$ 1,534
Debt securities measured at FVOCI, yield	2.00%
Securities measured at amortized cost, yield	1.40%
Within 1 year [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 3,792
Securities measured at amortized cost	62
Securities mandatorily measured and designated at FVTPL	$ 2,485
Debt securities measured at FVOCI, yield	2.50%
Securities measured at amortized cost, yield	0.50%
Within 1 year [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 67
Securities measured at amortized cost	374
Securities mandatorily measured and designated at FVTPL	$ 331
Debt securities measured at FVOCI, yield	2.50%
Securities measured at amortized cost, yield	0.50%
Within 1 year [member] | Asset backed securities [member]
Disclosure of financial assets [line items]
Securities mandatorily measured and designated at FVTPL	$ 821
Within 1 year [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	1,583
Securities measured at amortized cost	869
Securities mandatorily measured and designated at FVTPL	$ 1,192
Debt securities measured at FVOCI, yield	3.40%
Securities measured at amortized cost, yield	4.00%
Within 1 year [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 12,030
Securities mandatorily measured and designated at FVTPL	10,507
Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	35,340
Total financial securities	77,953
Later than one year and not later than five years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	7,050
Securities measured at amortized cost	2,159
Securities mandatorily measured and designated at FVTPL	$ 3,914
Debt securities measured at FVOCI, yield	3.80%
Securities measured at amortized cost, yield	1.80%
Later than one year and not later than five years [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 6,422
Securities measured at amortized cost	8,879
Securities mandatorily measured and designated at FVTPL	$ 1,764
Debt securities measured at FVOCI, yield	4.00%
Securities measured at amortized cost, yield	3.20%
Later than one year and not later than five years [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 8,300
Securities measured at amortized cost	19,856
Securities mandatorily measured and designated at FVTPL	$ 2,553
Debt securities measured at FVOCI, yield	1.50%
Securities measured at amortized cost, yield	1.40%
Later than one year and not later than five years [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 3,047
Securities measured at amortized cost	382
Securities mandatorily measured and designated at FVTPL	$ 894
Debt securities measured at FVOCI, yield	3.00%
Securities measured at amortized cost, yield	1.70%
Later than one year and not later than five years [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 193
Securities measured at amortized cost	1,436
Securities mandatorily measured and designated at FVTPL	$ 2,332
Debt securities measured at FVOCI, yield	3.40%
Securities measured at amortized cost, yield	1.60%
Later than one year and not later than five years [member] | Asset backed securities [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	$ 103
Securities mandatorily measured and designated at FVTPL	$ 157
Securities measured at amortized cost, yield	2.40%
Later than one year and not later than five years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 4,549
Securities measured at amortized cost	2,525
Securities mandatorily measured and designated at FVTPL	$ 1,438
Debt securities measured at FVOCI, yield	3.20%
Securities measured at amortized cost, yield	2.40%
Later than one year and not later than five years [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 29,561
Securities mandatorily measured and designated at FVTPL	13,052
Later than five years and not later than ten years [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	8,767
Total financial securities	26,325
Later than five years and not later than ten years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	1,367
Securities measured at amortized cost	53
Securities mandatorily measured and designated at FVTPL	$ 2,323
Debt securities measured at FVOCI, yield	3.60%
Securities measured at amortized cost, yield	4.00%
Later than five years and not later than ten years [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 9,947
Securities measured at amortized cost	4,033
Securities mandatorily measured and designated at FVTPL	$ 890
Debt securities measured at FVOCI, yield	3.50%
Securities measured at amortized cost, yield	4.00%
Later than five years and not later than ten years [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 135
Securities measured at amortized cost	2,565
Securities mandatorily measured and designated at FVTPL	$ 633
Debt securities measured at FVOCI, yield	3.40%
Securities measured at amortized cost, yield	2.00%
Later than five years and not later than ten years [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 176
Securities measured at amortized cost	204
Securities mandatorily measured and designated at FVTPL	$ 66
Debt securities measured at FVOCI, yield	5.40%
Securities measured at amortized cost, yield	2.40%
Later than five years and not later than ten years [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 322
Securities measured at amortized cost	1,318
Securities mandatorily measured and designated at FVTPL	$ 215
Debt securities measured at FVOCI, yield	2.70%
Securities measured at amortized cost, yield	2.20%
Later than five years and not later than ten years [member] | Asset backed securities [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	$ 347
Securities mandatorily measured and designated at FVTPL	$ 4
Securities measured at amortized cost, yield	4.60%
Later than five years and not later than ten years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 819
Securities measured at amortized cost	247
Securities mandatorily measured and designated at FVTPL	$ 661
Debt securities measured at FVOCI, yield	3.40%
Securities measured at amortized cost, yield	2.20%
Later than five years and not later than ten years [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 12,766
Securities mandatorily measured and designated at FVTPL	4,792
Later than ten years [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	1,540
Total financial securities	10,033
Later than ten years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Securities mandatorily measured and designated at FVTPL	1,735
Later than ten years [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	241
Securities measured at amortized cost	458
Securities mandatorily measured and designated at FVTPL	$ 4,686
Debt securities measured at FVOCI, yield	3.40%
Securities measured at amortized cost, yield	4.20%
Later than ten years [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Securities mandatorily measured and designated at FVTPL	$ 486
Later than ten years [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	23
Securities measured at amortized cost	533
Securities mandatorily measured and designated at FVTPL	$ 43
Debt securities measured at FVOCI, yield	6.10%
Securities measured at amortized cost, yield	1.40%
Later than ten years [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 581
Securities measured at amortized cost	$ 509
Debt securities measured at FVOCI, yield	3.80%
Securities measured at amortized cost, yield	2.80%
Later than ten years [member] | Asset backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 359
Securities measured at amortized cost	40
Securities mandatorily measured and designated at FVTPL	$ 3
Debt securities measured at FVOCI, yield	5.50%
Securities measured at amortized cost, yield	8.30%
Later than ten years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 16
Securities mandatorily measured and designated at FVTPL	$ 320
Debt securities measured at FVOCI, yield	4.00%
Later than ten years [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 1,220
Securities mandatorily measured and designated at FVTPL	7,273
With no specific maturity [member]
Disclosure of financial assets [line items]
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	32,194
Total financial securities	$ 32,194